UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2006

Date of reporting period:	5/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Opportunity Funds

Strategic Partners Focused Value Fund

Schedule of Investments

As of May 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS
Aerospace & Defense 3.9%
89,800	Lockheed Martin Corp.	$5,827,122

Beverages 1.1%
29,200	Diageo PLC (ADR) (United Kingdom)	1,697,104

Capital Markets 2.4%
56,500	Bank of New York Co., Inc. (The)	1,628,330
40,300	Morgan Stanley	1,973,088

		3,601,418

Chemicals 1.2%
30,600	Air Products & Chemicals, Inc.	1,843,038

Commercial Banks 8.4%
15,700	Comerica, Inc.	877,316
296,470	HSBC Holdings PLC (United Kingdom)	4,676,030
66,900	Wachovia Corp.	3,395,175
61,400	Wells Fargo & Co.	3,709,174

		12,657,695

Commercial Services & Supplies 1.3%
40,000	H&R Block, Inc.	1,996,800

Communications Equipment 4.7%
85,800	Comverse Technology, Inc.(a)	2,018,874
235,700	Nokia Corp. (ADR) (Finland)	3,973,902
427,700	Nortel Networks Corp. (Canada)(a)	1,107,743

		7,100,519

Computers & Peripherals 0.5%
34,300	Hewlett-Packard Co.	772,093

Consumer Finance 6.4%
133,400	American Express Co.	7,183,590
31,900	Capital One Financial Corp.	2,405,260

		9,588,850

Containers & Packaging 2.3%
67,000	Sealed Air Corp.(a)	3,469,930

Diversified Financial Services 2.7%
114,372	JPMorgan Chase & Co.	4,088,799

Diversified Telecommunication Services 1.3%
53,300	Verizon Communications, Inc.	1,885,754

Food & Staples Retailing 4.2%
91,500	Costco Wholesale Corp.	4,155,930

128,800	Kroger Co. (The)(a)	2,159,976

		6,315,906

Hotels, Restaurants & Leisure 2.5%
119,200	McDonald’s Corp.	3,688,048

Household Products 2.5%
57,600	Kimberly Clark Corp.	3,705,408

Industrial Conglomerates 2.9%
151,700	Tyco International Ltd. (Bermuda)	4,388,681

Insurance 12.3%
129,900	American International Group, Inc.	7,215,945
1,695	Berkshire Hathaway, Inc. (Class B Shares)(a)	4,762,950
32,700	Loews Corp.	2,462,310
41,600	Progressive Corp. (The)	3,996,512

		18,437,717

Media 8.1%
98,827	Comcast Corp. (Class A Shares)(a)	3,182,229
125,500	Comcast Corp. (Class A Special Shares)(a)	3,970,820
213,200	News Corp. (Class B Shares)	3,562,572
43,100	Viacom, Inc. (Class B Shares)	1,477,899

		12,193,520

Oil & Gas 10.3%
52,400	BP PLC (ADR) (United Kingdom)	3,154,480
47,400	ChevronTexaco Corp.	2,549,172
36,400	ConocoPhillips	3,925,376
63,000	Devon Energy Corp.	2,891,700
40,300	Occidental Petroleum Corp.	2,946,333

		15,467,061

Pharmaceuticals 2.9%
32,000	Novartis AG (ADR) (Switzerland)	1,562,560
61,400	Sanofi-Aventis (ADR) (France)	2,763,000

		4,325,560

Software 2.0%
118,200	Microsoft Corp.	3,049,560

Thrifts & Mortgage Finance 2.8%
66,200	Golden West Financial Corp.	4,145,444

Tobacco 8.8%
196,100	Altria Group, Inc.	13,166,154

Wireless Telecommunication Services 3.4%
170,000	Nextel Communications, Inc.(a)	5,130,600

	Total long-term investments (cost $120,338,571)	148,542,781

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.6%
Commercial Paper
$ 940	Total Capital, 3.05%, 6/1/05 (cost $940,000)	940,000

	Total Investments 99.5% (cost $121,278,571)(b)	149,482,781
	Other assets in excess of liabilities 0.5%	780,336

	Net Assets 100%	$150,263,117

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the fund’s investments was $122,281,684; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,201,097 (gross unrealized appreciation $31,508,507; gross unrealized depreciation $4,307,410). The difference between book and tax basis is attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Jennison Select Growth Fund

Schedule of Investments

As of May 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS
Beverages 3.1%
48,100	PepsiCo, Inc.	$2,706,106

Biotechnology 7.4%
29,000	Amgen, Inc.(a)	1,814,820
45,000	Genentech, Inc.(a)	3,566,250
28,000	Gilead Sciences, Inc.(a)	1,142,400

		6,523,470

Capital Markets 5.3%
184,200	Schwab (Charles) Corp.	2,088,828
9,400	Goldman Sachs Group, Inc.	916,500
30,400	Merrill Lynch & Co., Inc.	1,649,504

		4,654,832

Communications Equipment 4.7%
56,700	QUALCOMM, Inc.	2,112,642
24,300	Research In Motion Ltd. (a)	2,012,526

		4,125,168

Computer & Peripherals 4.5%
45,200	Apple Computer, Inc.(a)	1,794,892
55,500	Dell, Inc.(a)	2,213,895

		4,008,787

Consumer Finance 3.1%
50,400	American Express Co.	2,714,040

Diversified Financial Services 1.5%
36,500	JPMorgan Chase & Co.	1,304,875

Food & Staples Retailing 2.8%
20,700	Whole Foods Market, Inc.	2,462,886

Health Care Equipment & Supplies 2.1%
46,500	St. Jude Medical, Inc.(a)	1,865,580

Health Care Providers & Services 5.0%
32,200	Caremark Rx, Inc.(a)	1,438,052
62,200	UnitedHealth Group, Inc.	3,021,676

		4,459,728

Hotels, Restaurants & Leisure 1.5%
24,100	Starbucks Corp.(a)	1,319,475

Household Durables 0.5%
13,800	D.R. Horton, Inc.	477,066

Household Products 4.0%
64,200	Procter & Gamble Co.	3,540,630

Industrial Conglomerates 3.6%
88,600	General Electric Co.	3,232,128

Internet & Catalog Retail 3.1%
71,600	eBay, Inc.(a)	2,721,516

Internet Software & Services 8.9%
17,000	Google, Inc. (Class A shares)(a)	4,732,800
84,000	Yahoo!, Inc.(a)	3,124,800

		7,857,600

Multiline Retail 5.0%
31,400	Federated Department Stores, Inc.	2,117,930
42,800	Target Corp.	2,298,360

		4,416,290

Personal Products 1.5%
33,700	Estee Lauder Companies, Inc. (Class A shares)	1,317,333

Pharmaceuticals 7.8%
27,600	Eli Lilly & Co.	1,609,080
62,800	Pfizer, Inc.	1,752,120
43,100	Roche Holding Ltd.-Spons. (ADR) (Switzerland)	2,724,476
19,000	Sanofi-Aventis (ADR) (France)	855,000

		6,940,676

Semiconductors & Semiconductor Equipment 7.8%
116,600	Intel Corp.	3,140,038
47,600	Marvell Technology Group Ltd.(a)	1,949,696
66,900	Texas Instruments, Inc.	1,849,116

		6,938,850

Software 10.6%
68,500	Adobe Systems, Inc.	2,264,610
62,300	Business Objects SA-SP (ADR) (France)(a)	1,785,518
39,600	Electronic Arts, Inc.(a)	2,080,584
68,600	Microsoft Corp.	1,769,880
39,300	NAVTEQ Corp.(a)	1,499,295

		9,399,887

Specialty Retail 2.5%
66,000	Chico’s FAS, Inc.(a)	2,257,860

Textiles, Apparel and Luxury Goods 2.0%
61,000	Coach, Inc.(a)	1,771,440

	Total Investments 98.3% (cost $73,749,791)(b)	87,016,223
	Other assets in excess of liabilities (1.7%)	1,524,588

	Net Assets 100.%	$88,540,811

The following abbreviation is used in portfolio descriptions:

ADR – American Depository Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $74,616,515; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,399,708 (gross unrealized appreciation $12,955,202; gross unrealized depreciation $555,494). The difference between book and tax basis is attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Strategic Partners Mid-Cap Value Fund

Schedule of Investments

As of May 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS
Aerospace & Defense 3.5%
117,000	Raytheon Co.	$4,581,720

Beverages 3.2%
150,500	Pepsi Bottling Group, Inc.	4,269,685

Biotechnology 1.6%
13,900	Cephalon, Inc.(a)	589,638
54,900	Human Genome Sciences, Inc.(a)	619,272
32,700	Medimmune, Inc.(a)	863,280

		2,072,190

Building Products 2.6%
109,400	Masco Corp.	3,502,988

Capital Markets 1.7%
124,100	E*Trade Financial Corp.(a)	1,532,635
47,800	Janus Capital Group, Inc.	734,208

		2,266,843

Commercial Banks 2.5%
56,200	Colonial BancGroup, Inc. (The)	1,252,698
21,600	Compass Bancshares, Inc.	962,712
32,000	First Midwest Bancorp, Inc.	1,110,080

		3,325,490

Commercial Services & Supplies 6.5%
191,300	Cendant Corp.	4,057,473
21,100	Cintas Corp.	851,807
17,300	Corrections Corp. of America(a)	624,530
103,000	Waste Management, Inc.	3,037,470

		8,571,280

Communications Equipment 0.7%
110,800	Tellabs, Inc.(a)	910,776

Construction & Engineering 1.0%
24,000	Fluor Corp.	1,378,800

Construction Materials 0.7%
14,100	Martin Marietta Materials, Inc.	860,805

Containers & Packaging 0.2%
29,200	Smurfit-Stone Container Corp.(a)	317,404

Electric Utilities 0.2%
7,400	Cinergy Corp.	305,102

Electronic Equipment & Instruments 2.4%
27,500	Anixter International, Inc.(a)	1,039,775
43,000	Ingram Micro Inc. (Class A Shares)(a)	679,830
41,900	Tech Data Corp.(a)	1,504,210

		3,223,815

Energy Equipment & Services 3.6%
31,200	BJ Services Co.	1,570,920
35,400	Diamond Offshore Drilling, Inc.	1,672,650
26,600	Maverick Tube Corp.(a)	803,586
26,900	Rowan Companies, Inc.	739,750

		4,786,906

Food & Staples Retailing 2.7%
78,000	Costco Wholesale Corp.	3,542,760

Food Products 3.9%
119,000	Aramark Corp. (Class B Shares)	3,107,090
41,700	ConAgra Foods, Inc.	1,090,455
32,800	Smithfield Foods, Inc.(a)	978,424

		5,175,969

Health Care Providers & Services 3.3%
28,500	AmerisourceBergen Corp.	1,840,245
264,800	WebMD Corp.(a)	2,497,064

		4,337,309

Hotels, Restaurants & Leisure 5.4%
56,000	Carnival Corp.	2,962,400
81,000	Yum! Brands, Inc.	4,154,490

		7,116,890

Household Durables 0.9%
54,300	Newell Rubbermaid, Inc.	1,237,497

Industrial Conglomerates 0.6%
13,700	Teleflex, Inc.	766,515

Insurance 2.0%
67,700	Conseco, Inc.(a)	1,354,000
32,700	Protective Life Corp.	1,314,213

		2,668,213

Internet Software & Services 0.9%
100,300	TIBCO Software, Inc.(a)	635,902
472,900	Vignette Corp.(a)	548,564

		1,184,466

IT Services 2.3%
154,900	Convergys Corp.(a)	2,111,287
46,600	Sabre Holdings Corp.	935,262

		3,046,549

Leisure Equipment & Products 0.8%
54,500	Mattel, Inc.	990,810

Machinery 1.3%
10,000	Eaton Corp.	598,500
11,300	ITT Industries, Inc.	1,073,500

		1,672,000

Media 12.9%
124,000	Cablevision Systems New York Group (Class A Shares)(a)	3,171,920
22,100	Harte-Hanks, Inc.	647,309
13,700	Knight-Ridder, Inc.	864,196
123,400	Liberty Media Corp. (Class A Shares)(a)	5,171,694
230,000	Liberty Media International, Inc.(a)	2,389,700
279,000	Time Warner, Inc.(a)	4,854,600

		17,099,419

Metals & Mining 0.6%
21,800	Reliance Steel & Aluminum Co.	839,082

Multiline Retail 0.8%
17,600	Dollar Tree Stores, Inc.(a)	436,480
39,900	Saks, Inc.(a)	683,886

		1,120,366

Oil & Gas 2.5%
11,800	Murphy Oil Corp.	1,153,450
20,600	Noble Energy, Inc.	1,532,022
5,900	Sunoco, Inc.	605,163

		3,290,635

Pharmaceuticals 2.3%
160,800	King Pharmaceuticals, Inc.(a)	1,521,168
52,100	Medicis Pharmaceutical Corp. (Class A Shares)	1,468,178

		2,989,346

Real Estate Investment Trust 0.7%
27,200	Equity Office Properties Trust	883,728

Road & Rail 0.5%
15,500	CSX Corp.	644,490

Semiconductors & Semiconductor Equipment 2.2%
145,000	National Semiconductor Corp.	2,917,400

Specialty Retail 12.0%
187,000	AutoNation, Inc.(a)	3,740,000
43,000	Foot Locker, Inc.	1,135,630
233,100	GAP, Inc. (The)	4,895,100
39,700	Linens ‘n Things, Inc.(a)	967,489
32,200	RadioShack Corp.	810,152
95,000	Tiffany & Co.	2,957,350
60,900	TJX Companies, Inc.	1,396,437

		15,902,158

Thrifts & Mortgage Finance 8.6%
35,700	New York Community Bancorp, Inc.	650,454

242,600	Sovreign Bancorp, Inc.	5,414,832
100,500	Washington Mutual, Inc.	4,150,650
23,900	Webster Financial Corp.	1,120,910

		11,336,846

Trading Companies & Distributors 0.6%
13,800	W.W. Grainger, Inc.	750,582

	Total Investments 98.2% (cost $109,404,776)(b)	129,886,834
	Other assets in excess of liabilities 1.8%	2,420,073

	Net Assets 100%	$132,306,907

The Following abbreviations are used in portfolio descriptions:

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $109,779,755; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,107,079 (gross unrealized appreciation $22,667,770; gross unrealized depreciation $2,560,691). The difference between book and tax basis is attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Strategic Partners New Era Growth Fund

Schedule of Investments

As of May 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
Advertising 0.9%
18,900	Lamar Advertising Co.(a)	$790,398

Aerospace & Defense 1.3%
10,500	Northrop Grumman Corp.	585,060
7,600	Precision Castparts Corp.	590,748

		1,175,808

Air Freight & Logistics 0.5%
12,000	Ryder System, Inc.	440,880

Biotechnology 7.2%
22,400	Affymetrix, Inc.(a)	1,198,176
28,300	Encysive Pharmaceuticals, Inc.(a)	288,660
44,400	Genentech, Inc.(a)	3,518,700
6,800	Gilead Sciences, Inc.(a)	277,440
33,300	Medimmune, Inc.(a)	879,120
18,200	Nektar Therapeutics(a)	332,696

		6,494,792

Capital Markets 4.7%
57,100	E*Trade Financial Corp.(a)	705,185
41,100	SEI Investment Co.	1,428,636
34,700	T. Rowe Price Group, Inc.	2,070,202

		4,204,023

Chemicals 0.4%
4,400	Potash Corp. of Saskatchewan (Canada)	397,804

Commercial Banks 2.3%
30,700	Commerce Bancorp, Inc.	851,925
19,700	Signature Bank(a)	483,044
27,700	TCF Financial Corp.	716,876

		2,051,845

Commercial Services & Supplies 10.0%
28,000	Advisory Board Co. (The)(a)	1,264,480
17,300	Bright Horizons Family Solutions, Inc.(a)	640,273
13,100	ChoicePoint, Inc.(a)	514,306
22,000	Corporate Executive Board Co.	1,535,160
25,700	Jackson Hewitt Tax Service, Inc.	531,990
36,200	Monster Worldwide, Inc.(a)	954,956
53,600	Resources Connection, Inc.(a)	1,067,712
79,600	Robert Half International, Inc.	1,985,223
5,800	Strayer Education, Inc.	504,600

		8,998,700

Communications Equipment 4.8%
9,700	America Movil SA de CV, ADR (Mexico)	549,796
14,000	Harris Corp.	402,360
64,100	Juniper Networks, Inc.(a)	1,643,524
58,000	Motorola, Inc.	1,007,460
19,300	Qualcomm, Inc.	719,118

		4,322,258

Computers & Peripherals 3.6%
40,600	Apple Computer, Inc.(a)	1,612,226
28,600	Network Appliance, Inc.(a)	822,536
25,100	Seagate Technology (Cayman Islands)	532,622
15,000	Western Digital Corp.(a)	225,150

		3,192,534

Diversified Financial Services 2.2%
43,600	CapitalSource, Inc.(a)	831,888
2,550	Chicago Mercantile Exchange Holdings, Inc.	551,285
13,300	CIT Group, Inc.	564,186

		1,947,359

Diversified Telecommunication Services 0.6%
22,000	Sprint Corp.	521,180

Electrical Equipment 0.4%
7,000	Rockwell Automation, Inc.	359,590

Electronic Equipment & Instruments 0.8%
21,100	Cogent, Inc.	423,266
6,300	Garmin Ltd. (Cayman Islands)	279,405

		702,671

Energy Equipment & Services 3.7%
12,900	BJ Services Co.	649,515
9,700	Nabors Industries Ltd. (Barbados)(a)	534,567
36,800	Smith International, Inc.	2,162,368

		3,346,450

Food & Staples Retailing 0.8%
15,400	Costco Wholesale Corp.	699,468

Healthcare Equipment & Supplies 3.9%
6,400	C. R. Bard, Inc.	436,800
6,400	Cooper Companies, Inc. (The)	422,720
6,500	Dade Behring Holdings, Inc.	434,525
21,200	Foxhollow Technologies, Inc.(a)	803,480
34,000	Intralase Corp.(a)	659,260
6,200	Kinetic Concepts, Inc.(a)	398,350
11,500	Kyphon Inc.(a)	329,935

		3,485,070

Healthcare Providers & Services 6.1%
11,300	Community Health Systems, Inc.(a)	410,981
18,500	Express Scripts, Inc. (Class A Shares)(a)	1,709,215
14,300	HCA, Inc.	772,200
15,100	Medco Health Solutions, Inc.(a)	755,000
7,500	Pacificare Health Systems(a)	471,225

6,000	Quest Diagnostics, Inc.	630,000
5,600	WellPoint, Inc.(a)	744,800

		5,493,421

Hotels, Restaurants & Leisure 4.7%
7,300	Boyd Gaming Corp.	385,878
13,100	Four Seasons Hotels, Inc. (Canada)	945,820
22,500	Hilton Hotels Corp.	545,175
4,300	Las Vegas Sands Corp.(a)	155,918
16,700	P.F. Chang’s China Bistro, Inc.(a)	989,809
10,600	Station Casinos, Inc.	690,060
10,700	Wynn Resorts Ltd.(a)	501,295

		4,213,955

Household Durables 1.2%
5,600	Pulte Homes, Inc.	428,120
7,400	Toll Brothers, lnc.(a)	685,166

		1,113,286

Insurance 1.5%
11,500	Assurant, Inc.	404,225
28,800	National Interstate Corp.(a)	561,600
7,100	Safeco Corp.	382,051

		1,347,876

Internet & Catalog Retail 7.2%
82,000	Amazon.com, Inc.(a)	2,911,820
93,500	eBay, Inc.(a)	3,553,935

		6,465,755

Internet Software & Services 8.3%
9,800	Ctrip.com International Ltd. ADR (China)(a)	497,840
5,700	Digital River, Inc.(a)	156,864
54,500	Sapient Corp.(a)	457,800
16,000	VeriSign, Inc.(a)	517,600
9,600	Websense, Inc.(a)	515,616
143,000	Yahoo!, Inc.(a)	5,319,600

		7,465,320

IT Services 3.0%
3,000	Anteon International Corp.(a)	132,570
40,600	Cognizant Technology Solutions Corp.(a)	1,948,800
13,000	Computer Sciences Corp.(a)	602,030

		2,683,400

Leisure Equipment & Products 0.4%
16,250	Marvel Enterprises, Inc.(a)	345,638

Machinery 0.5%
11,600	Terex Corp.(a)	458,432

Media 2.0%
28,000	Walt Disney Co. (The)	768,320
32,000	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	1,027,520

		1,795,840

Oil & Gas 2.3%
5,600	Amerada Hess Corp.	519,960
13,000	Newfield Exploration Co.(a)	499,850
15,000	Valero Energy Corp.	1,029,300

		2,049,110

Pharmaceuticals 1.0%
6,100	Neurocrine Biosciences, Inc.(a)	229,787
16,600	Onyx Pharmaceuticals, Inc.(a)	414,834
18,100	Vicuron Pharmaceuticals, Inc.(a)	298,288

		942,909

Semiconductors & Semiconductor Equipment 4.1%
11,500	ATI Technologies, Inc. (Canada)(a)	173,305
6,404	Freescale Semiconductor, Inc.(a)	129,361
40,800	Marvell Technology Group Ltd. (Bermuda)(a)	1,671,168
19,700	Maxim Integrated Products, Inc.	776,180
32,700	Xilinx, Inc.(a)	907,425

		3,657,439

Software 4.2%
15,000	Autodesk, Inc.	593,700
13,200	Electronic Arts, Inc.(a)	693,528
10,900	Mercury Interactive Corp.(a)	491,808
26,300	NAVTEQ Corp.(a)	1,003,345
48,300	Salesforce.com, Inc.(a)	977,592

		3,759,973

Specialty Retail 3.5%
33,400	Chico’s FAS, Inc.(a)	1,142,614
11,400	Home Depot, Inc. (The)	448,590
28,200	MSC Industrial Direct Co.	877,866
13,100	Urban Outfitters, Inc.(a)	698,754

		3,167,824

Textiles & Apparel 1.3%
40,000	Coach, Inc.(a)	1,161,600

	Total Investments 99.4% (cost $78,982,810)(b)	89,252,608
	Other assets in excess of liabilities 0.6%	497,000

	Net Assets 100%	$89,749,608

The following abbreviation is used in portfolio descriptions:

ADR – American Depository Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $78,984,885; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,267,723 (gross unrealized appreciation $12,857,338; gross unrealized depreciation $2,589,615). The difference between book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.